NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES - Earnout liability (Details) - USD ($)		12 Months Ended
	Feb. 09, 2024	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2024	Aug. 09, 2024	Jun. 30, 2024	Jun. 30, 2023
COMMITMENTS AND CONTINGENCIES
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Threshold period from Closing to achieve milestones considered for issuance of Earn Out Shares		18 months
Period for measurement of revenue targets (in years)		5 years
Earnout - liability		$ 11,369,000	$ 11,485,000			$ 12,298,000
Atlas FinTech
COMMITMENTS AND CONTINGENCIES
Common stock, par value (in dollars per share)					$ 0.0001
Earn Out Shares, maximum shares issuable to stockholders (in shares)		5,944,444
Threshold period from Closing to achieve milestones considered for issuance of Earn Out Shares		18 months
Software Products Earn Out Shares, maximum amount of shares issuable to stockholders		$ 20,000,000
Period for measurement of revenue targets (in years)		5 years
ATLASCLEAR, INC
COMMITMENTS AND CONTINGENCIES
Shares issued as purchase consideration for the assets (in shares)	74,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Earn Out Shares, maximum shares issuable to stockholders (in shares)	5,944,444	5,944,444
Threshold period from Closing to achieve milestones considered for issuance of Earn Out Shares	18 months
Software Products Earn Out Shares, maximum amount of shares issuable to stockholders		$ 20,000,000
ATLASCLEAR, INC | Pre Reverse Split
COMMITMENTS AND CONTINGENCIES
Shares issued as purchase consideration for the assets (in shares)	4,440,000
ATLASCLEAR, INC | Post Reverse Split
COMMITMENTS AND CONTINGENCIES
Shares issued as purchase consideration for the assets (in shares)	74,000	74,000
ATLASCLEAR, INC | Atlas FinTech
COMMITMENTS AND CONTINGENCIES
Software Products Earn Out Shares, maximum amount of shares issuable to stockholders	$ 20,000,000
Period for measurement of revenue targets (in years)	5 years